CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF MATURITY DATES OF CONVERTIBLE NOTES	The maturity dates of the convertible notes outstanding at September 30, 2022:
Maturity Date	Principal Balance Due
November 30, 2022	$-
Total Principal Outstanding	$-

The maturity dates of the convertible notes outstanding at December 31, 2021 are:

Maturity Date	Principal Balance Due
May 30, 2022 (may be extended by the Company to November 30, 2022)	$37,714,966
Total Principal Outstanding	$37,714,966